Leases - Schedule of Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 1,785,492
Amount representing implicit interest	(312,667)
Lease obligations	1,472,825	$ 1,146,127
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	490,584
Lease obligations	1,214,053	1,136,420
One to two years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	408,911
Two to three years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	347,880
Three to four years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	258,022
Four to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	201,231
More than five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	78,864
Lease obligations	$ 78,864	$ 105,658